Retirement Benefit Schemes - Schedule of Movements in Scheme Liabilities (Details) - Liabilities [Member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Defined Benefit Plans [Line Items]
Present value beginning balance	£ 13,025	£ 7,630
Differences on exchange	338	(234)
Current service costs	97	107
Past service cost/(credit)		4
Settlements	(11)	7
Interest on scheme liabilities	397	311
Contributions by scheme members	2	3
Benefits paid	(756)	(554)
Acquisition of subsidiaries		6,093
Actuarial losses/(gains) arising from changes in demographic assumptions	(16)	(426)
Actuarial losses/(gains)arising from changes in financial assumptions	(596)	101
Experience gains	(57)	(17)
Present value ending balance	12,423	13,025
Pension Schemes
Disclosure Of Defined Benefit Plans [Line Items]
Present value beginning balance	12,077	7,510
Differences on exchange	295	(199)
Current service costs	95	105
Past service cost/(credit)		4
Settlements	(10)	7
Interest on scheme liabilities	364	292
Contributions by scheme members	2	3
Benefits paid	(694)	(523)
Acquisition of subsidiaries		5,211
Actuarial losses/(gains) arising from changes in demographic assumptions	(12)	(418)
Actuarial losses/(gains)arising from changes in financial assumptions	(547)	92
Experience gains	(8)	(7)
Present value ending balance	11,562	12,077
Healthcare Schemes
Disclosure Of Defined Benefit Plans [Line Items]
Present value beginning balance	948	120
Differences on exchange	43	(35)
Current service costs	2	2
Settlements	(1)
Interest on scheme liabilities	33	19
Benefits paid	(62)	(31)
Acquisition of subsidiaries		882
Actuarial losses/(gains) arising from changes in demographic assumptions	(4)	(8)
Actuarial losses/(gains)arising from changes in financial assumptions	(49)	9
Experience gains	(49)	(10)
Present value ending balance	£ 861	£ 948